Capital Management and Dividends (Tables)	12 Months Ended
Mar. 31, 2020
Text Block [Abstract]
Summary of Dividends Declared or Paid
The following table summarizes the dividends declared or paid during the fiscal years 2020, 2019 and 2018:

(Millions of US dollars)	US Cents/Security	US$ Millions Total Amount	Announcement Date	Record Date	Payment Date
FY 2020 first half dividend [1]	0.10	44.7	7 November 2019	18 November 2019	20 December 2019
FY 2019 second half dividend	0.26	113.9	21 May 2019	6 June 2019	2 August 2019
FY 2019 first half dividend	0.10	43.6	8 November 2018	12 December 2018	22 February 2019
FY 2018 second half dividend	0.30	128.5	22 May 2018	7 June 2018	3 August 2018
FY 2018 first half dividend	0.10	46.2	9 November 2017	13 December 2017	23 February 2018
FY 2017 second half dividend	0.28	131.3	18 May 2017	8 June 2017	4 August 2017
[1] Includes US$2.8 million of withholding taxes paid on 10 January 2020